Investments in Affiliate Companies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 130,271		$ 130,271		$ 99,292
Income (Loss) from Equity Method Investments	15,210	$ 13,160	31,297	$ 22,958
Navios Partners [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	130,271		130,271		99,292
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	132,640		132,640		$ 142,080
Income (Loss) from Equity Method Investments	15,210	13,160	31,297	22,958
Proceeds from Dividends Received		$ 159		$ 318
Equity Method Investment, Quoted Market Value	$ 69,553		$ 69,553
Navios Partners [Member] | Upon NMCI and NNA Merger [Member]
Partners' Capital Account, Units	3,183,199		3,183,199
Equity Method Investment, Ownership Percentage	10.30%		10.30%
Navios Holdings [Member] | Navios Partners [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest					2.00%
Navios Partners [Member] | Continuous Offering Program Sales Agreement [Member] | General Partner [Member]
Partners' Capital Account, Units, Sale of Units					156,895
Navios Partners [Member] | Common Stock [Member] | Continuous Offering Program Sales Agreement [Member]
Partners' Capital Account, Units, Sale of Units					7,687,730